SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Noncontrolling Interest (Details)	Dec. 31, 2016	Mar. 31, 2016
Drop Down Assets 2016 Acquisition
Entity Information [Line Items]
Ownership percentage by noncontrolling owners	1.00%	1.00%